Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 03, 2025	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table total for PEO ($) (1)	Compensation actually paid to PEO ($) (2)	Average Summary Compensation Table total for non-PEO NEOs ($) (3)	Average compensation actually paid to non-PEO NEOs ($) (4)	Value of initial fixed $100 investment based on:		Net income (in millions) ($)	Annualized recurring revenue (in millions) ($) (6)
					Total shareholder return ($)	Peer group total shareholder return ($) (5)
2024	18,938,871	30,918,454	3,429,546	4,938,996	169	300	1,504.4	2,257.8
2023	14,954,642	15,018,601	2,790,762	2,373,641	128	219	311.3	1,982.3
2022	16,134,366	(8,517,884)	2,700,601	(1,963,061)	121	139	449.7	1,603.7
2021	13,956,821	27,444,349	3,551,936	9,812,718	209	194	492.7	1,409.1
2020	12,590,537	24,701,292	2,893,607	8,077,129	160	144	389.9	1,295.8

Named Executive Officers, Footnote	The principal executive officer (“PEO”) of the Company for each year shown in the table was Robert G. Painter, the Company’s CEO.The non-PEO NEOs for each year shown in the table were:

2024	2023	2022	2021	2020
David G. Barnes	David G. Barnes	David G. Barnes	David G. Barnes	David G. Barnes
Ronald J. Bisio	Ronald J. Bisio	Ronald J. Bisio	Steven W. Berglund	Steven W. Berglund
Peter Large	Peter Large	Jennifer Lin	Manolis E. Kotzabasakis	James Langley
Phillip Sawarynski	Jennifer Lin	Darryl R. Matthews	Darryl R. Matthews	Darryl R. Matthews
Mark Schwartz	Darryl R. Matthews	Manolis E. Kotzabasakis
James Langley

Peer Group Issuers, Footnote	The peer group used for this data is the S&P 500 Information Technology Index, which is one of the peer groups used in the chart in Part II, Item 5 of the Company’s most recent Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 18,938,871	$ 14,954,642	$ 16,134,366	$ 13,956,821	$ 12,590,537
PEO Actually Paid Compensation Amount	$ 30,918,454	15,018,601	(8,517,884)	27,444,349	24,701,292
Adjustment To PEO Compensation, Footnote	Following are the adjustments made to the summary compensation table totals to determine the amounts shown as compensation actually paid for the PEO in 2024 (dollars):

(A) Pension Plans—Present Value: Deduct the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	N/A
(B) Pension Plans—Service Costs: Add the aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans	N/A
(C) Equity Awards
(1) Deduct the amounts reported in the Summary Compensation Table under “Stock Awards” and “Option Awards”:	-14,637,157
(i) Add the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the year:	+18,473,616
(ii) Add the amount equal to the change as of the end of the year (from the end of the prior year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the year:	+7,658,650
(iii) Add, for awards that are granted and vest in the same year, the fair value as of the vesting date:	—
(iv) Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the year:	+487,861
(v) Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the year, the amount equal to the fair value at the end of the prior year:	-3,387
(vi) Add the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in the total compensation for the year:	—
Total adjustments:	+11,979,583

Non-PEO NEO Average Total Compensation Amount	$ 3,429,546	2,790,762	2,700,601	3,551,936	2,893,607
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,938,996	2,373,641	(1,963,061)	9,812,718	8,077,129
Adjustment to Non-PEO NEO Compensation Footnote	Following are the adjustments made to the average summary compensation table totals to determine the amounts shown as the average compensation actually paid to the non-PEO NEOs, with such amounts calculated as averages among the non-PEO NEOs:

(A) Pension Plans—Present Value: Deduct the aggregate change in the actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans	N/A
(B) Pension Plans—Service Costs: Add the aggregate of service cost and prior service cost for all defined benefit and actuarial pension plans	N/A
(C) Equity Awards
(1) Deduct the amounts reported in the Summary Compensation Table under “Stock Awards” and “Option Awards”:	-2,377,469
(i) Add the fair value as of the end of the year of all awards granted during the year that are outstanding and unvested as of the end of the year:	+2,980,860
(ii) Add the amount equal to the change as of the end of the year (from the end of the prior year) in fair value of any awards granted in any prior year that are outstanding and unvested as of the end of the year:	+827,704
(iii) Add, for awards that are granted and vest in the same year, the fair value as of the vesting date:	—
(iv) Add the amount equal to the change as of the vesting date (from the end of the prior year) in fair value of any awards granted in any prior year for which all applicable vesting conditions were satisfied at the end of or during the year:	+78,676
(v) Subtract, for any awards granted in any prior year that fail to meet the applicable vesting conditions during the year, the amount equal to the fair value at the end of the prior year:	-321
(vi) Add the dollar value of any dividends or other earnings paid on stock or option awards in the year prior to the vesting date that are not otherwise included in the total compensation for the year:	—
Total adjustments:	+1,509,450

Compensation Actually Paid vs. Total Shareholder Return
The following chart shows the relationship between the amounts calculated as compensation actually paid, for the PEO and for the non-PEO NEOs (averaged) and each of the Company’s total shareholder return and the peer group total shareholder return based on an initial $100 investment.

Compensation Actually Paid vs. Net Income	The following chart shows the relationship between the amounts calculated as compensation actually paid, for the PEO and for the non-PEO NEOs (averaged), and the Company’s net income.
Compensation Actually Paid vs. Company Selected Measure
The following chart shows the relationship between the amounts calculated as compensation actually paid, for the PEO and for the non-PEO NEOs (averaged), and the Company’s annualized recurring revenue (ARR).

Total Shareholder Return Vs Peer Group
The following chart shows the relationship between the amounts calculated as compensation actually paid, for the PEO and for the non-PEO NEOs (averaged) and each of the Company’s total shareholder return and the peer group total shareholder return based on an initial $100 investment.

Tabular List, Table

Measure	Explanation
Annualized recurring revenue	See Appendix A for an explanation of annualized recurring revenue
Revenue	The Company’s revenue in a specified period
Operating income	The Company’s operating income in a specified period
Adjusted EBITDA	See Appendix A for an explanation of Adjusted EBITDA
Total shareholder return	The total shareholder return of the Company’s stock over a specified period

Total Shareholder Return Amount	$ 169	128	121	209	160
Peer Group Total Shareholder Return Amount	300	219	139	194	144
Net Income (Loss)	$ 1,504,400,000	$ 311,300,000	$ 449,700,000	$ 492,700,000	$ 389,900,000
Company Selected Measure Amount	2,257,800,000	1,982,300,000	1,603,700,000	1,409,100,000	1,295,800,000
PEO Name	Robert G. Painter
Additional 402(v) Disclosure	See Appendix A to this proxy statement for an explanation of annualized recurring revenue.
Measure:: 1
Pay vs Performance Disclosure
Name	Annualized recurring revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 5
Pay vs Performance Disclosure
Name	Total shareholder return
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,979,583
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,637,157)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,473,616
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,658,650
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	487,861
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,387)
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,509,450
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,377,469)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,980,860
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	827,704
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	78,676
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(321)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0